Subordinated Debt - Obligations Included in Subordinated Debt (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 19, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings term		5 years
Subordinated debt
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding		$ 6,425	$ 4,781
Fair value of borrowings outstanding		6,675	5,190
Interest expense on subordinated debt		$ 141	131
Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of detailed information about borrowings [line items]
Interest rate		6.30%
Borrowings outstanding		$ 150	150
Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Interest rate		5.40%
Borrowings outstanding		$ 398	398
Subordinated Debt Issued February 19, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate		3.10%
Borrowings outstanding		$ 0	350
Repayments of subordinated liabilities	$ 350
Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate		3.05%
Borrowings outstanding		$ 998	997
Subordinated Debt Issued November 23, 2017
Disclosure of detailed information about borrowings [line items]
Interest rate		2.75%
Borrowings outstanding		$ 400	399
Subordinated Debt Issued August 13, 2019
Disclosure of detailed information about borrowings [line items]
Interest rate		2.38%
Borrowings outstanding		$ 748	747
Subordinated Debt Issued May 8, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate		2.58%
Borrowings outstanding		$ 995	995
Adjustment to interest rate basis		1.66%
Subordinated Debt Issued October 1, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate		2.06%
Borrowings outstanding		$ 746	745
Adjustment to interest rate basis		1.03%
Subordinated Debt Issued November 18, 2021, Redemption November 18, 2026
Disclosure of detailed information about borrowings [line items]
Interest rate		2.46%
Borrowings outstanding		$ 497	0
Subordinated Debt Issued November 18, 2021, Redemption November 21, 2028
Disclosure of detailed information about borrowings [line items]
Interest rate		2.80%
Borrowings outstanding		$ 995	0
Adjustment to interest rate basis		0.69%
Subordinated Debt Issued November 18, 2021, Redemption November 18, 2031
Disclosure of detailed information about borrowings [line items]
Interest rate		3.15%
Borrowings outstanding		$ 498	$ 0
Adjustment to interest rate basis		0.91%
Government of Canada Bond Yield | Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.16%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.00%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued February 19, 2016
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.20%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued September 19, 2016
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.85%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued November 23, 2017
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.74%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued August 13, 2019
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.85%
After earliest par call or redemption date | Canadian Dollar Offered Rate (CDOR) | Subordinated Debt Issued November 18, 2021, Redemption November 18, 2026
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.44%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued May 29, 2007
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.25%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued May 8, 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.52%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued October 1, 2020
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.38%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued November 18, 2021, Redemption November 21, 2028
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.285%
Before earliest par call or redemption date | Government of Canada Bond Yield | Subordinated Debt Issued November 18, 2021, Redemption November 18, 2031
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		0.335%